Consolidated Statements of Changes in Equity - AUD ($)	Contributed Equity [Member]	Attributable To Members of Genetic Technologies Limited Reserves [Member]	Accumulated Losses [Member]	Parent Interests [Member]	Non-controlling Interests [Member]	Total
Balance at Jun. 30, 2017	$ 122,382,625	$ 6,044,493	$ (117,848,074)	$ 10,579,044		$ 10,579,044
Loss for the year			(5,463,872)	(5,463,872)		(5,463,872)
Other comprehensive income (loss)		(522,966)		(522,966)		(522,966)
Total comprehensive loss		(522,966)	(5,463,872)	(5,986,838)		(5,986,838)
Contributions of equity, net of transaction costs and tax	(9,963)			(9,963)		(9,963)
Share-based payments		129,635		129,635		129,635
Share facility fee rebate
Transactions with owners in their capacity as owners	(9,963)	129,635		119,672		119,672
Balance at Jun. 30, 2018	122,372,662	5,651,162	(123,311,946)	4,711,878		4,711,878
Loss for the year			(6,425,604)			(6,425,604)
Other comprehensive income (loss)		23,668				23,668
Total comprehensive loss		23,668	(6,425,604)			(6,401,936)
Contributions of equity, net of transaction costs and tax	3,126,162					3,126,162
Share-based payments		341,201				341,201
Issue of options/warrants to underwriters		(6,099)				(6,099)
Transactions with owners in their capacity as owners	3,126,162	335,102				3,461,264
Balance at Jun. 30, 2019	125,498,824	6,009,932	(129,752,262)			1,771,206
Balance at Jun. 28, 2019	125,498,824	6,009,932	(129,752,262)			1,771,206
Initial adoption of IFRS 16			(14,712)			(14,712)
Balance at Jul. 02, 2019	125,498,824	6,009,932	(129,752,262)			1,756,494
Balance at Jun. 30, 2019	125,498,824	6,009,932	(129,752,262)			1,771,206
Loss for the year						(6,098,930)
Other comprehensive income (loss)						(33,175)
Total comprehensive loss						(6,132,105)
Share-based payments						67,542
Issue of options/warrants to underwriters						2,793,174
Initial adoption of IFRS 16						(14,712)
Balance at Jun. 30, 2020	140,111,073	8,755,489	(135,851,192)			13,015,370
Balance at Jul. 02, 2019	125,498,824	6,009,932	(129,752,262)			1,756,494
Loss for the year			(6,098,930)			(6,098,930)
Other comprehensive income (loss)		(33,175)				(33,175)
Total comprehensive loss		(33,175)	(6,098,930)			(6,132,105)
Contributions of equity, net of transaction costs and tax	14,612,249					14,612,249
Share-based payments		67,542				67,542
Issue of options/warrants to underwriters		2,793,174				2,793,174
Reversal of forfeited Performance Rights		(81,894)				(81,894)
Transactions with owners in their capacity as owners	14,612,249	2,778,732				17,390,981
Balance at Jun. 30, 2020	$ 140,111,073	$ 8,755,489	$ (135,851,192)			$ 13,015,370